UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Lederer & Associates Investment Counsel
Address: 111 W. Ocean blvd.
         Suite 1350
         Long Beach, CA 90802


13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Irene Liu
Title:   Operations Officer
Phone:   562-495-2350_
Signature, Place, and Date of Signing:

Irene Liu   Long Beach, CA__   01/31/01______


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      49
Form 13F Information Table Value Total:       $100,526


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T CORP NEW LIBERTY MEDIA    GROUP CL A       001957208     5260   387867 SH       SOLE                   387867        0        0
AG-CHEM EQUIPMENT CO INC       COM              008363103      450    18000 SH       SOLE                    18000        0        0
AMERICA ONLINE INC             COM              02364J104     1721    49460 SH       SOLE                    49460        0        0
APOLLO GROUP INC               COM              037604105     4463    90740 SH       SOLE                    90740        0        0
CAPITAL ONE FINANCIAL          COM              14040H105      405     6150 SH       SOLE                     6150        0        0
CATALINA MARKETING             COM              148867104     6514   167290 SH       SOLE                   167290        0        0
CELESTICA INC                  COM              15101Q108     2054    37860 SH       SOLE                    37860        0        0
CENTURYTEL INC                 COM              156700106      420    11750 SH       SOLE                    11750        0        0
CISCO SYSTEMS INC              COM              17275R102      474    12382 SH       SOLE                    12382        0        0
CITIGROUP INC                  COM              172967101     1307    25594 SH       SOLE                    25594        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     6256   129153 SH       SOLE                   129153        0        0
DST SYSTEMS                    COM              233326107     4330    64625 SH       SOLE                    64625        0        0
DELL COMPUTER CORP             COM              247025109      442    25325 SH       SOLE                    25325        0        0
EMC CORP                       COM              268648102      569     8550 SH       SOLE                     8550        0        0
EXPEDITORS INTL WASH INC       COM              302130109      698    13005 SH       SOLE                    13005        0        0
FIRST DATA CORP                COM              319963104     2426    46050 SH       SOLE                    46050        0        0
GEMSTAR-TV GUIDE INTERNATIONAL COM              36866W106     2486    53889 SH       SOLE                    53889        0        0
GENERAL ELECTRIC CO            COM              369604103      261     5450 SH       SOLE                     5450        0        0
GENERAL MOTORS CORP CL H NEW   COM              370442832     2520   109579 SH       SOLE                   109579        0        0
HOME DEPOT INC                 COM              437076102      296     6475 SH       SOLE                     6475        0        0
HONEYWELL INTL INC             COM              438516106      913    19300 SH       SOLE                    19300        0        0
INFINITY BROADCASTING CORP     COM              45662S102     1917    68611 SH       SOLE                    68611        0        0
INTERNATIONAL SPEEDWAY CL A    COM              460335201     4271   112389 SH       SOLE                   112389        0        0
JACOR COMMUNICATIONS INC       WTS EXP 9/18/01  469858138      348    53500 SH       SOLE                    53500        0        0
JOHNSON & JOHNSON              COM              478160104     1157    11015 SH       SOLE                    11015        0        0
ESTEE LAUDER COS INC CL A      COM              518439104     3556    81170 SH       SOLE                    81170        0        0
MBIA INC                       COM              55262C100     1625    21925 SH       SOLE                    21925        0        0
MBNA CORP                      COM              55262L100     3579    96905 SH       SOLE                    96905        0        0
MGIC INVESTMENT CORP           COM              552848103     5196    77045 SH       SOLE                    77045        0        0
MCDONALDS CORP                 COM              580135101     3131    92085 SH       SOLE                    92085        0        0
MEADE INSTRUMENTS CORP         COM              583062104       71    10850 SH       SOLE                    10850        0        0
MICROSOFT CORP                 COM              594918104     2242    51678 SH       SOLE                    51678        0        0
NORTEL NETWORKS CORP (NEW)     COM              656568102      368    11474 SH       SOLE                    11474        0        0
OLD NATIONAL BANCORP IND       COM              680033107      225     7500 SH       SOLE                     7500        0        0
PFIZER INC                     COM              717081103     2449    53245 SH       SOLE                    53245        0        0
SBC COMMUNICATIONS INC         COM              78387G103      850    17794 SH       SOLE                    17794        0        0
STILWELL FINL INC              COM              860831106     6068   153860 SH       SOLE                   153860        0        0
STRYKER CORP                   COM              863667101      501     9900 SH       SOLE                     9900        0        0
TELEPHONE & DATA SYS INC       COM              879433100     5212    57910 SH       SOLE                    57910        0        0
TIME WARNER INC                COM              887315109      487     9325 SH       SOLE                     9325        0        0
UNITED PARCEL SERVICE          COM              911312106     3327    56625 SH       SOLE                    56625        0        0
UNIVISION COMMUNICATIONS INC   COM              914906102     2750    67175 SH       SOLE                    67175        0        0
VERITAS SOFTWARE CORP          COM              923436109      979    11190 SH       SOLE                    11190        0        0
VERIZON COMMUNICATIONS         COM              92343V104      413     8246 SH       SOLE                     8246        0        0
VODAFONE GROUP PLC             SPONSORED ADR    92857W100      937    26170 SH       SOLE                    26170        0        0
WELLS FARGO & CO               COM              949746101      441     7925 SH       SOLE                     7925        0        0
WEYCO GROUP INC                COM              962149100      253    10500 SH       SOLE                    10500        0        0
GLOBAL CROSSING LTD            COM              G3921A100      277    19342 SH       SOLE                    19342        0        0
FLEXTRONICS                    COM              Y2573F102     3631   127395 SH       SOLE                   127395        0        0